Income Taxes - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015	Dec. 31, 2017 CNY (¥)
Income Tax [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Enterprise income tax rate	25.00%	25.00%
Net operating loss carry forwards	$ 12,378,618		¥ 55,764,192		¥ 80,539,001
Operating loss expiration beginning year	2018	2018
Operating loss expiration ending year	2022	2022
Interest and penalties for potential underpaid income tax expenses	$ 0
Temporary differences in respect of investments in foreign subsidiaries	466,000,000	¥ 3,033,000,000
Unrecognized deferred tax liabilities	$ 186,000,000				¥ 1,213,000,000
Variable Interest Entity, Subsidiaries [Member]
Income Tax [Line Items]
Statutory income tax rate	25.00%	25.00%
Variable Interest Entity, Subsidiaries in Ganzhou [Member]
Income Tax [Line Items]
Statutory income tax rate	15.00%	15.00%
Variable Interest Entity, Subsidiaries in Xinjiang [Member]
Income Tax [Line Items]
Income tax exemption period from its first profitable year	5 years	5 years
Percentage of reduction from its first profitable year	50.00%	50.00%
QD Data Limited ("Qudian HK") [Member]
Income Tax [Line Items]
Statutory income tax rate	16.50%	16.50%